Net Defined Benefit Liabilities And Assets_Details Of Post-Employment Benefits Recognized In Profit Or Loss(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)		Dec. 31, 2015 KRW (₩)
Details Of Postemployment Benefits Recognized In Profit Or Loss Abstract [Abstract]
Current service cost	₩ 208,037,000,000			₩ 192,010,000,000		₩ 185,710,000,000
Past service cost	21,356,000,000			4,408,000,000		(47,000,000)
Net interest expenses of net defined benefit liabilities	4,108,000,000			1,674,000,000		2,219,000,000
Gain or loss on settlement	0			(396,000,000)		0
Post-employment benefits	233,501,000,000	[1]	$ 218,753	197,696,000,000	[1]	187,882,000,000	[1]
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Income Expense	1,755,000,000			₩ 1,577,000,000		₩ 1,143,000,000
Postemployment Benefit Expense Defined Benefit Plans Recognized As Advance Payments	₩ 42,000,000

[1]	Post-employment benefits amounting to ￦1,143 million and ￦1,577 million for the years ended December?31, 2015 and 2016, respectively, are recognized as other operating expense in the statements of comprehensive income, and post-employment benefits amounting to ￦1,755 million and ￦42 million for the years ended December 31, 2017 are recognized as other operating expense and advance payments in the statements of comprehensive income.